Concentrations of risks (Details Narrative)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Sep. 30, 2022 USD ($)	Sep. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2022 USD ($)	Sep. 30, 2022 SGD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Jul. 31, 2021 USD ($)
Concentration Risk [Line Items]
Cash balance							$ 265,852		$ 193,546
EUDA Health Limited [Member]
Concentration Risk [Line Items]
Cash balance	$ 245,017		$ 341,100		$ 189,996	$ 250,767
EUDA Health Limited [Member] | Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	57,000		57,000					$ 75,000		$ 75,000
Cash balance	202,273		309,180		180,746	242,653
Bank balance	$ 62,195		$ 191,061		$ 41,606	$ 69,617
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member] | EUDA Health Limited [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member] | EUDA Health Limited [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.70%	40.80%	10.10%	36.40%	37.30%	30.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member] | EUDA Health Limited [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%		10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Vendor [Member] | EUDA Health Limited [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.20%		16.40%		87.20%	99.50%